SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MARSH & McLENNAN COMPANIES 401(k) SAVINGS & INVESTMENT PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

EIN #36-2668272
Plan #003

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party (Share class)	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	(e) Current Value
*	SHORT-TERM INVESTMENT FUND (N/A)	Common Collective Trust	$3,292,182
	BLACKROCK LIFEPATH INDEX 2030 FUND (T)	Common Collective Trust	186,604,772
	BLACKROCK LIFEPATH INDEX 2035 FUND (T)	Common Collective Trust	234,456,598
	BLACKROCK LIFEPATH INDEX 2040 FUND (T)	Common Collective Trust	219,651,028
	BLACKROCK LIFEPATH INDEX 2045 FUND (T)	Common Collective Trust	263,016,200
	BLACKROCK LIFEPATH INDEX 2050 FUND (T)	Common Collective Trust	300,407,500
	BLACKROCK LIFEPATH INDEX 2055 FUND (T)	Common Collective Trust	268,088,456
	BLACKROCK LIFEPATH INDEX 2060 FUND (T)	Common Collective Trust	171,100,682
	BLACKROCK LIFEPATH INDEX 2065 FUND (T)	Common Collective Trust	85,572,504
	BLACKROCK LIFEPATH INDEX 2070 FUND (T)	Common Collective Trust	6,012,808
	BLACKROCK LIFEPATH INDEX RETIREMENT FUND (T)	Common Collective Trust	146,696,721
	T. ROWE PRICE BLUE CHIP GROWTH TRUST (T6)	Common Collective Trust	584,917,586
	PUTNAM LARGE CAP VALUE TRUST IA	Common Collective Trust	166,039,056
	T. ROWE PRICE SMALL & MID-CAP CORE TRUST CLASS E	Common Collective Trust	442,829,073
	CAPITAL GROUP EUPAC TRUST (U2)	Common Collective Trust	202,017,442
	LOOMIS SALYES PLUS FIXED INCOME FUND CLASS F	Common Collective Trust	198,754,939
	DODGE & COX STOCK FUND CLASS X	Registered Investment Company	347,390,573
	VANGUARD WELLINGTON FUND (Admiral)	Registered Investment Company	430,716,091
*	VARIOUS PARTICIPANTS (N/A)	Participant Loans maturing through 2040 at interest rates from 4.25% to 9.50%.	34,187,384
			$4,291,751,595

Note: Cost information is not required for participant-directed investments and therefore is not included.
*Party-in-interest.